John Hancock
Mid Cap Growth Fund
Quarterly portfolio holdings 6/30/2022

Fund’s investments
As of 6-30-22 (unaudited)
	Shares	Value
Common stocks 93.0%		$1,179,889,128
(Cost $1,528,102,894)
Communication services 11.6%		146,574,050
Entertainment 7.2%
Live Nation Entertainment, Inc. (A)	230,259	19,014,788
Roku, Inc. (A)	376,925	30,960,620
Spotify Technology SA (A)	312,633	29,334,354
Take-Two Interactive Software, Inc. (A)	96,928	11,876,588
Interactive media and services 4.4%
Match Group, Inc. (A)	291,106	20,287,177
Snap, Inc., Class A (A)	1,253,663	16,460,595
ZoomInfo Technologies, Inc. (A)	560,768	18,639,928
Consumer discretionary 17.8%		225,680,653
Automobiles 2.0%
Thor Industries, Inc.	341,133	25,492,869
Hotels, restaurants and leisure 2.3%
DraftKings, Inc., Class A (A)(B)	1,335,263	15,582,519
Texas Roadhouse, Inc.	181,386	13,277,455
Household durables 2.4%
Lennar Corp., A Shares	440,152	31,061,527
Internet and direct marketing retail 2.3%
Etsy, Inc. (A)	400,755	29,339,274
Leisure products 0.6%
Peloton Interactive, Inc., Class A (A)	764,033	7,013,823
Specialty retail 4.3%
Burlington Stores, Inc. (A)	42,411	5,777,651
Floor & Decor Holdings, Inc., Class A (A)	231,120	14,551,315
Ulta Beauty, Inc. (A)	87,648	33,786,551
Textiles, apparel and luxury goods 3.9%
Lululemon Athletica, Inc. (A)	182,670	49,797,669
Energy 3.3%		41,427,375
Oil, gas and consumable fuels 3.3%
Diamondback Energy, Inc.	109,912	13,315,839
Pioneer Natural Resources Company	65,573	14,628,025
Targa Resources Corp.	225,968	13,483,511
Financials 3.3%		42,173,350
Capital markets 3.3%
Ares Management Corp., Class A	272,050	15,468,763
Tradeweb Markets, Inc., Class A	391,276	26,704,587
Health care 18.4%		233,954,545
Biotechnology 3.8%
Apellis Pharmaceuticals, Inc. (A)	214,828	9,714,522
Ascendis Pharma A/S, ADR (A)	89,778	8,345,763
Exact Sciences Corp. (A)	732,892	28,868,616
Kodiak Sciences, Inc. (A)	153,566	1,173,244
Health care equipment and supplies 6.3%
DexCom, Inc. (A)	478,712	35,678,405
Insulet Corp. (A)	202,247	44,077,711
2	JOHN HANCOCK MID CAP GROWTH FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Health care (continued)
Health care technology 5.5%
Inspire Medical Systems, Inc. (A)	103,528	$18,911,460
Veeva Systems, Inc., Class A (A)	256,055	50,709,132
Life sciences tools and services 2.8%
Agilent Technologies, Inc.	307,112	36,475,692
Industrials 8.0%		101,604,795
Building products 1.9%
Johnson Controls International PLC	490,724	23,495,865
Commercial services and supplies 1.0%
Copart, Inc. (A)	117,777	12,797,649
Machinery 1.3%
The Middleby Corp. (A)	133,832	16,777,180
Professional services 2.7%
CoStar Group, Inc. (A)	566,111	34,198,766
Trading companies and distributors 1.1%
WESCO International, Inc. (A)	133,850	14,335,335
Information technology 26.5%		336,633,388
Communications equipment 3.9%
Arista Networks, Inc. (A)	523,503	49,073,171
IT services 5.2%
Block, Inc. (A)	175,578	10,791,024
MongoDB, Inc. (A)	107,479	27,890,801
Okta, Inc. (A)	306,740	27,729,296
Semiconductors and semiconductor equipment 4.0%
Ambarella, Inc. (A)	10,100	661,146
MKS Instruments, Inc.	159,347	16,353,783
SolarEdge Technologies, Inc. (A)	73,461	20,104,806
Universal Display Corp.	137,270	13,883,488
Software 13.4%
DocuSign, Inc. (A)	286,171	16,420,492
Five9, Inc. (A)	314,878	28,697,981
IronSource, Ltd., Class A (A)	2,997,695	7,134,514
Palo Alto Networks, Inc. (A)	67,914	33,545,441
Paycom Software, Inc. (A)	140,953	39,483,754
RingCentral, Inc., Class A (A)	261,044	13,642,157
Workday, Inc., Class A (A)	223,682	31,221,534
Materials 3.0%		38,133,138
Chemicals 3.0%
Albemarle Corp.	127,800	26,707,644
CF Industries Holdings, Inc.	133,273	11,425,494
Real estate 1.1%		13,707,834
Equity real estate investment trusts 1.1%

AvalonBay Communities, Inc.	70,568	13,707,834

Preferred securities 0.8%		$9,421,907
(Cost $9,360,258)
Information technology 0.8%		9,421,907
Software 0.8%

Essence Group Holdings Corp. (A)(C)(D)	2,958,957	5,592,429
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MID CAP GROWTH FUND	3

	Shares	Value

Lookout, Inc., Series F (A)(C)(D)	392,767	$3,829,478
Exchange-traded funds 4.0%		$51,066,955
(Cost $50,675,685)
iShares Russell Mid-Cap Growth ETF (B)	644,622	51,066,955

	Yield (%)	Shares	Value
Short-term investments 5.9%			$75,590,676
(Cost $75,591,075)
Short-term funds 5.9%			75,590,676
John Hancock Collateral Trust (E)	1.4215(F)	4,248,353	42,468,236
State Street Institutional U.S. Government Money Market Fund, Premier Class	0.7415(F)	33,122,440	33,122,440

Total investments (Cost $1,663,729,912) 103.7%	$1,315,968,666
Other assets and liabilities, net (3.7%)	(47,386,822)
Total net assets 100.0%	$1,268,581,844

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 6-30-22. The value of securities on loan amounted to $41,619,538.
(C)	Restricted security as to resale. For more information on this security refer to the Notes to fund’s investments.
(D)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(F)	The rate shown is the annualized seven-day yield as of 6-30-22.
4	JOHN HANCOCK MID CAP GROWTH FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund’s Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of June 30, 2022, by major security category or type:
	Total value at 6-30-22	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Common stocks	$1,179,889,128	$1,179,889,128	—	—
Preferred securities	9,421,907	—	—	$9,421,907
Exchange-traded funds	51,066,955	51,066,955	—	—
Short-term investments	75,590,676	75,590,676	—	—
Total investments in securities	$1,315,968,666	$1,306,546,759	—	$9,421,907
Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	4,248,353	$15,826,228	$69,020,823	$(42,376,510)	$310	$(2,615)	$20,311	—	$42,468,236
Restricted securities. The fund may hold restricted securities which are restricted as to resale and the fund has limited rights to registration under the Securities Act of 1933. Disposal may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. The following table summarizes the restricted securities held at June 30, 2022:
Issuer, Description	Original acquisition date	Acquisition cost	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Value as a percentage of net assets	Ending value
Essence Group Holdings Corp.	5-1-14[1]	$5,083,384	2,958,957	—	—	2,958,957	0.5%	$5,592,429
Lookout, Inc., Series F	7-31-14[1]	4,276,874	392,767	—	—	392,767	0.3%	3,829,478
								$9,421,907

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[1]	Reflects original acquisition date of security transferred in a merger with John Hancock Funds II Mid Cap Growth Fund which took place after market close on 10-15-21.
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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